UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX/A

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-07303

 NAME OF REGISTRANT:                     Global Growth Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2010 - 06/30/2011


The Portfolio was merged into Multi-Cap Growth Portfolio during the reporting period.  The proxy voting record of Multi-Cap Growth Portfolio can be found on the Securities and Exchange Commission website (www.sec.gov).
The Multi-Cap Growth Portfolio's CIK number is 0000925461 and its file number is 811-08558.

Global Growth Portfolio
--------------------------------------------------------------------------------------------------------------------------
 3I GROUP PLC, LONDON                                                                        Agenda Number:  702492531
--------------------------------------------------------------------------------------------------------------------------
        Security:  G88473148
    Meeting Type:  AGM
    Meeting Date:  07-Jul-2010
          Ticker:
            ISIN:  GB00B1YW4409
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the Company accounts for the year to              Mgmt          For                            For
       31 MAR 2010, the Directors'      report and
       the Auditors' report on those accounts and
       on the auditable part   of the Directors' remuneration
       report

2      Approve the Directors' remuneration report for            Mgmt          For                            For
       the year to 31 MAR 2010

3      Declare a final dividend of 2.0p per ordinary             Mgmt          For                            For
       share, payable to those         shareholders
       whose names appear on the register of members
       at close or        business on 18 JUN 2010

4      Re-appoint Mr. J.M. Allan as a Director of the            Mgmt          For                            For
       Company

5      Re-appoint Mr. A.R. Cox as a Director of the              Mgmt          For                            For
       Company

6      Re-appoint Mr. R.H. Meddings as a Director of             Mgmt          For                            For
       the Company

7      Re-appoint Mr. W. Mesdag as a Director of the             Mgmt          For                            For
       Company

8      Re-appoint Sir Adrian Montague as a Director              Mgmt          For                            For
       of the Company

9      Re-appoint Mme C.J.M. Morin-Postel as a Director          Mgmt          For                            For
       of the Company

10     Re-appoint Mr. M.J. Queen as a Director of the            Mgmt          Against                        Against
       Company

11     Re-appoint Mr. R.W.A Swannell as a Director               Mgmt          For                            For
       of the Company

12     Re-appoint Mrs. J.S. Wilson as a Director of              Mgmt          For                            For
       the Company

13     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of the Company to hold office    until the
       conclusion of the next general meeting at which
       accounts are laid   before the members

14     Authorize the Board to fix the Auditors' remuneration     Mgmt          For                            For

15     Authorize the Company and any Company which               Mgmt          For                            For
       is or becomes a subsidiary of the Company at
       any time during the period for which this resolution
       has effect    to: (a) make political donations
       to political parties or independent election
       candidates not exceeding GBP 20,000 in total;
       (b) make political donations to political organizations
       other than political parties not exceeding
       GBP 20,000 in total and (c) incur political
       expenditure not exceeding GBP 20,000 in
       total;  Authority expires at earlier of next
       year's AGM (or, if earlier,      until the
       close of business on 06 OCT 2011) provided
       that the aggregate       amount of political
       donations and political expenditure made or
       incurred by   the Company and its subsidiaries
       pursuant to this resolution shall not exceed
       GBP 20,000

16     Authorize the Directors, in substitution for              Mgmt          For                            For
       all subsisting authorities, to   allot shares
       in the Company and to grant rights to subscribe
       for or convert   any security into shares in
       the Company: (A) up to a nominal amount of
       GBP    238,000 000 (such amount to be reduced
       by the nominal amount allotted or      granted
       under Paragraph (B) below in excess of such
       sum); and (B) comprising  equity securities
       (as defined in Section 560(1) of the Companies
       Act 2006) up to a nominal amount of GBP 476,000,000
       (such amount to be reduced by any      allotments
       or grants made under Paragraph (A) Above) in
       connection with an    offer by way of a rights
       issue: (i) to ordinary shareholders in proportion
       (as nearly as may be practicable) to their
       existing holdings; and (ii) to     holders
       of other equity securities as required by CONTD

CONTD  CONTD the rights of those securities or as the            Non-Voting    No vote
       Directors otherwise consider   necessary, and
       so that the Directors may impose any limits
       or restrictions    and make any arrangements
       which they consider necessary or appropriate
       to     deal with treasury shares, fractional
       entitlements, record dates, legal,      regulatory
       or practical problems in or under the laws
       of, any territory or    any other matter;
       Authority expires at the conclusion of the
       next year's AGM of the Company or if earlier
       at the close of business on 06 OCT 2011 ; and
       the Directors may allot shares or grant
       rights after the expiry of this       authority
       in pursuance of such an offer or agreement
       made prior to such       expiry

S.17   Authorize the Directors, if Resolution 16 is              Mgmt          For                            For
       passed, to allot equity          securities
       (as defined in the Companies Act 2006) by cash
       under the authority given by Resolution 16
       and/or to sell ordinary shares held by the
       Company as  treasury shares for cash as if
       Section 561 of the Companies Act 201)6 did
       not apply to any such allotment or sale, such
       power to be limited: (A) to the     allotment
       of equity securities and safe of treasury shares
       for cash in        connection with an offer
       of or invitation to apply for, equity securities
       (but in the case of the authority granted
       under Paragraph (B) of Resolution   16, by
       way or a rights issue only): (i) to ordinary
       shareholders in           proportion (as nearly
       as may be practicable) to their existing holdings;
       and  (ii) to holders of other equity securities,
       as required by CONTD

CONTD  CONTD the rights of those securities, or as               Non-Voting    No vote
       the Directors otherwise consider  necessary;
       and so that the Directors may impose any limits
       or restrictions    and make any arrangements
       which they consider necessary or appropriate
       to     deal with treasury shares, fractional
       entitlements, record dates, legal,      regulatory
       or practical problems in, or under the laws
       of, any territory or   any other matter; and
       (B) in the case of the authority granted under
       paragraph (A) of Resolution 16 and/or
       in the case of any sale of treasury     shares
       for cash, to the allotment (otherwise than
       under Paragraph (A) above)  of equity securities
       or sale of treasury shares up to a nominal
       amount of GBP 35,800,000;  Authority expires
       at the conclusion of the next year's AGM of
       the Company or if earlier at the close of
       business on 06 OCT 2011 ; and the   Directors
       may allot equity securities after the expiry
       of this authority in   pursuance of such an
       offer or agreement made prior

S.18   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       701 or the Companies Act   2006, to make one
       or more market purchases (as defined in Section
       693(4) of   the Companies Act 2006) of its
       ordinary shares of 7319/22 each ("Ordinary
       Shares") such power to be limited: (a)
       to a maximum number of 97,000,000      Ordinary
       shares; (b) by the condition that the minimum
       price which may be     paid for an Ordinary
       Share is the nominal amount of that share;
       and c) by the condition on that the maximum
       price which, may be paid for an Ordinary Share
       is the highest of: (i) an amount equal to
       5% above the average market value   of an Ordinary
       Share for the five business days immediately
       preceding the day on which that Ordinary Share
       is contracted to be purchased; and (ii) the
       higher of the price of the last independent
       trade CONTD

CONTD  CONTD and the highest current independent bid             Non-Voting    No vote
       on tile trading venues where    the purchase
       is carried out, in each case, exclusive of
       expenses; and         Authority expires at
       the conclusion of the next year's AGM of the
       Company or  if earlier at the close of business
       on 06 OCT 2011 ; and the Company, before  the
       expiry, may make a contract to purchase B shares
       which will or may be     executed wholly or
       partly after such expiry

S.19   Authorize the Company to make market purchases            Mgmt          For                            For
       (as defined in Section 693(4)  of the Companies
       Act 2006) of its B shares in issue at the date
       of this       notice provided that: (a) the
       Company does not purchase under this authority
       more than 4,635,018 B shares; (b) the Company
       does not pay for each such B    share less
       than one penny; (c) the Company does not pay
       for each such B share more than l27p;  Authority
       expires at the conclusion of the next year's
       AGM  of the Company or if earlier at the close
       of business on 06 OCT 2011 ; and    the Company,
       before the expiry, may make a contract to purchase
       B shares      which will or may be executed
       wholly or partly after such expiry

S.20   Approve a general meeting other than an AGM               Mgmt          For                            For
       may be called on not less than 14 clear days'
       notice

S.21   Amend the Articles of Association of the Company          Mgmt          For                            For
       by deleting all the          provisions of
       the Company's Memorandum of Association which,
       by virtue of     Section 28 of the Companies
       Act 2006, are to be treated as provisions of
       the  Company's Articles of Association; and
       the Articles of Association produced   to the
       meeting as specified be adopted as the new
       Articles of Association of  the Company in
       substitution for, and to the exclusion of,
       the existing        Articles of Association



--------------------------------------------------------------------------------------------------------------------------
 ALPHA AND OMEGA SEMICONDUCTOR LIMITED                                                       Agenda Number:  933339512
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6331P104
    Meeting Type:  Annual
    Meeting Date:  18-Nov-2010
          Ticker:  AOSL
            ISIN:  BMG6331P1041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MIKE F. CHANG                                             Mgmt          For                            For
       YUEH-SE HO                                                Mgmt          For                            For
       CHUNG TE CHANG                                            Mgmt          For                            For
       MARK A. STEVENS                                           Mgmt          For                            For
       HOWARD M. BAILEY                                          Mgmt          For                            For
       THOMAS W. STEIPP                                          Mgmt          For                            For
       RICHARD W. SEVCIK                                         Mgmt          For                            For

02     TO APPROVE AND RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERSMgmt          For                            For
       AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF THE COMPANY, AND TO AUTHORIZE BOARD
       OF DIRECTORS TO DETERMINE THE REMUNERATION
       OF SUCH ACCOUNTING FIRM, FOR THE FISCAL YEAR
       ENDING JUNE 30, 2011.




--------------------------------------------------------------------------------------------------------------------------
 CIRRUS LOGIC, INC.                                                                          Agenda Number:  933291813
--------------------------------------------------------------------------------------------------------------------------
        Security:  172755100
    Meeting Type:  Annual
    Meeting Date:  23-Jul-2010
          Ticker:  CRUS
            ISIN:  US1727551004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MICHAEL L. HACKWORTH                                      Mgmt          For                            For
       JOHN C. CARTER                                            Mgmt          For                            For
       TIMOTHY R. DEHNE                                          Mgmt          For                            For
       D. JAMES GUZY                                             Mgmt          For                            For
       JASON P. RHODE                                            Mgmt          For                            For
       WILLIAM D. SHERMAN                                        Mgmt          For                            For
       ROBERT H. SMITH                                           Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING MARCH 26, 2011.




--------------------------------------------------------------------------------------------------------------------------
 COPART, INC.                                                                                Agenda Number:  933339916
--------------------------------------------------------------------------------------------------------------------------
        Security:  217204106
    Meeting Type:  Annual
    Meeting Date:  02-Dec-2010
          Ticker:  CPRT
            ISIN:  US2172041061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       WILLIS J. JOHNSON                                         Mgmt          For                            For
       A. JAYSON ADAIR                                           Mgmt          For                            For
       MATT BLUNT                                                Mgmt          For                            For
       STEVEN D. COHAN                                           Mgmt          For                            For
       DANIEL J. ENGLANDER                                       Mgmt          For                            For
       JAMES E. MEEKS                                            Mgmt          For                            For
       THOMAS W. SMITH                                           Mgmt          For                            For

2      RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP               Mgmt          For                            For
       AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE COMPANY FOR THE FISCAL YEAR ENDING
       JULY 31, 2011.



--------------------------------------------------------------------------------------------------------------------------
 FIAT SPA, TORINO                                                                            Agenda Number:  702569875
--------------------------------------------------------------------------------------------------------------------------
        Security:  T4210N122
    Meeting Type:  MIX
    Meeting Date:  14-Sep-2010
          Ticker:
            ISIN:  IT0001976403
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       15 SEP 2010 (AND A THIRD CALL ON 16 SEP 2010).
       CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
       REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
       IS AMENDED. PLEASE BE ALSO ADVISED THAT YOUR
       SHARES WILL BE BLOCKED UNTIL THE QUORUM IS
       MET OR THE MEETING IS CANCELLED. THANK YOU.

E.1    Approve the motion for the partial and proportional       Mgmt          No vote
       demerger plan of Fiat Spa to Fiat Industrial
       Spa and amendments to Articles 5, 6, 7, 8,
       9, 11, 13, 15, 17, 18, 20 and 22 of the by-laws,
       related and consequent resolutions

O.1    Approve the reduction in the limit of the authorization   Mgmt          No vote
       for the purchase of own shares, related and
       consequent resolutions



--------------------------------------------------------------------------------------------------------------------------
 HONGKONG ELECTRIC HOLDINGS LTD, HONG KONG                                                   Agenda Number:  702577531
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y33549117
    Meeting Type:  EGM
    Meeting Date:  09-Sep-2010
          Ticker:
            ISIN:  HK0006000050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100823/LTN20100823429.pdf

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Approve the entering into of the JV Transaction           Mgmt          For                            For
       and all transactions          contemplated
       thereunder

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.



--------------------------------------------------------------------------------------------------------------------------
 H.J. HEINZ COMPANY                                                                          Agenda Number:  933309165
--------------------------------------------------------------------------------------------------------------------------
        Security:  423074103
    Meeting Type:  Annual
    Meeting Date:  31-Aug-2010
          Ticker:  HNZ
            ISIN:  US4230741039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: W.R. JOHNSON                        Mgmt          For                            For

1B     ELECTION OF DIRECTOR: C.E. BUNCH                          Mgmt          For                            For

1C     ELECTION OF DIRECTOR: L.S. COLEMAN, JR.                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: J.G. DROSDICK                       Mgmt          For                            For

1E     ELECTION OF DIRECTOR: E.E. HOLIDAY                        Mgmt          For                            For

1F     ELECTION OF DIRECTOR: C. KENDLE                           Mgmt          For                            For

1G     ELECTION OF DIRECTOR: D.R. O'HARE                         Mgmt          For                            For

1H     ELECTION OF DIRECTOR: N. PELTZ                            Mgmt          For                            For

1I     ELECTION OF DIRECTOR: D.H. REILLEY                        Mgmt          For                            For

1J     ELECTION OF DIRECTOR: L.C. SWANN                          Mgmt          For                            For

1K     ELECTION OF DIRECTOR: T.J. USHER                          Mgmt          For                            For

1L     ELECTION OF DIRECTOR: M.F. WEINSTEIN                      Mgmt          For                            For

02     RATIFICATION OF INDEPENDENT REGISTERED PUBLIC             Mgmt          For                            For
       ACCOUNTING FIRM

03     SHAREHOLDER PROPOSAL REQUESTING THE RIGHT TO              Shr           For                            Against
       SHAREHOLDER ACTION BY WRITTEN CONSENT




--------------------------------------------------------------------------------------------------------------------------
 HARBIN ELECTRIC, INC.                                                                       Agenda Number:  933307527
--------------------------------------------------------------------------------------------------------------------------
        Security:  41145W109
    Meeting Type:  Annual
    Meeting Date:  26-Jul-2010
          Ticker:  HRBN
            ISIN:  US41145W1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       TIANFU YANG                                               Mgmt          For                            For
       LANXIANG GAO                                              Mgmt          For                            For
       CHING CHUEN CHAN                                          Mgmt          For                            For
       BOYD PLOWMAN                                              Mgmt          For                            For
       DAVID GATTON                                              Mgmt          For                            For
       YUNYUE YE                                                 Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF FRAZER              Mgmt          For                            For
       FROST, LLP (A SUCCESSOR ENTITY OF MOORE STEPHENS
       WURTH FRAZER AND TORBET, LLP) AS THE COMPANY'S
       INDEPENDENT AUDITORS.



--------------------------------------------------------------------------------------------------------------------------
 PIPE METALLURGICAL COMPANY, MOSCOW                                                          Agenda Number:  702621586
--------------------------------------------------------------------------------------------------------------------------
        Security:  87260R201
    Meeting Type:  EGM
    Meeting Date:  22-Oct-2010
          Ticker:
            ISIN:  US87260R2013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approval of interested party transactions                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RESEARCH IN MOTION LIMITED                                                                  Agenda Number:  933301121
--------------------------------------------------------------------------------------------------------------------------
        Security:  760975102
    Meeting Type:  Annual
    Meeting Date:  13-Jul-2010
          Ticker:  RIMM
            ISIN:  CA7609751028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES L. BALSILLIE                                        Mgmt          For                            For
       MIKE LAZARIDIS                                            Mgmt          For                            For
       JAMES ESTILL                                              Mgmt          For                            For
       DAVID KERR                                                Mgmt          For                            For
       ROGER MARTIN                                              Mgmt          For                            For
       JOHN RICHARDSON                                           Mgmt          For                            For
       BARBARA STYMIEST                                          Mgmt          For                            For
       ANTONIO VIANA-BAPTISTA                                    Mgmt          For                            For
       JOHN WETMORE                                              Mgmt          For                            For

02     IN RESPECT OF THE RE-APPOINTMENT OF ERNST &               Mgmt          For                            For
       YOUNG LLP AS INDEPENDENT AUDITORS OF THE COMPANY
       AND AUTHORIZING THE BOARD OF DIRECTORS TO FIX
       THEIR REMUNERATION.



--------------------------------------------------------------------------------------------------------------------------
 SOCO INTERNATIONAL PLC, LONDON                                                              Agenda Number:  702578355
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8248C127
    Meeting Type:  EGM
    Meeting Date:  06-Sep-2010
          Ticker:
            ISIN:  GB00B572ZV91
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the disposal by the Company of SOCO               Mgmt          No vote
       Thailand LLC



--------------------------------------------------------------------------------------------------------------------------
 UAL CORPORATION                                                                             Agenda Number:  933321818
--------------------------------------------------------------------------------------------------------------------------
        Security:  902549807
    Meeting Type:  Special
    Meeting Date:  17-Sep-2010
          Ticker:  UAUA
            ISIN:  US9025498075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE ISSUANCE OF SHARES OF UAL COMMON          Mgmt          For                            For
       STOCK TO CONTINENTAL AIRLINES, INC. STOCKHOLDERS
       PURSUANT TO THE AGREEMENT AND PLAN OF MERGER,
       DATED AS OF MAY 2, 2010, BY AND AMONG UAL CORPORATION,
       CONTINENTAL AIRLINES, INC. AND JT MERGER SUB
       INC., A WHOLLY OWNED SUBSIDIARY OF UAL CORPORATION.

02     ADOPTION OF UAL CORPORATION'S AMENDED AND RESTATED        Mgmt          For                            For
       CERTIFICATE OF INCORPORATION PURSUANT TO THE
       AGREEMENT AND PLAN OF MERGER, DATED AS OF MAY
       2, 2010, BY AND AMONG UAL CORPORATION, CONTINENTAL
       AIRLINES, INC. AND JT MERGER SUB INC., A WHOLLY
       OWNED SUBSIDIARY OF UAL CORPORATION.

03     ADJOURNMENT OF THE UAL CORPORATION SPECIAL MEETING,       Mgmt          For                            For
       IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL
       PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO
       APPROVE PROPOSALS 1 AND 2.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Global Growth Portfolio
By (Signature)       /s/ Duncan W. Richardson
Name                 Duncan W. Richardson
Title                President
Date                 08/18/2011